FAIR VALUE MEASUREMENT - Schedule of fair value of financial instruments (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Derivatives Forward Purchase Transaction
Fair value of financial liabilities
Financial assets	[1]		$ 40,852
Recurring
Fair value of financial liabilities
Financial assets		$ 0	40,852
Financial liabilities		13,583	20,305
Recurring | Warrants
Fair value of financial liabilities
Financial liabilities		0	0
Recurring | SPAC Public Warrants
Fair value of financial liabilities
Financial liabilities		91	286
Recurring | SPAC Private Warrants
Fair value of financial liabilities
Financial liabilities		39	121
Recurring | Price Adjustment Shares
Fair value of financial liabilities
Financial liabilities		183	19,898
Recurring | Derivatives Forward Purchase Transaction
Fair value of financial liabilities
Financial assets	[1]	0	40,852
Financial liabilities	[1]	$ 13,270	$ 0

[1]	Current and Non-current